SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 13,485		$ 10,009
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Cash, Uninsured Amount	$ 0		$ 0